Cash and cash equivalents information (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents information (Tables)
Schedule of cash and cash equivalents
(in €)	As of June 30, 2022 (unaudited)	As of December 31, 2021

Short-term deposits
Deposits held in U.S Dollars	3,514	12,584,892
Total	3,514	12,584,892
Cash at banks
Cash held in U.S. Dollars	13,336,087	7,612,467
Cash held in Euro	2,076,551	6,052,636
Total	15,412,638	13,665,102
Total cash and cash equivalents	15,416,152	26,249,995